Basic and Diluted Earnings Per Common Share - Schedule of Computation of Basic and Diluted EPS (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net income as reported	$ 2,771	$ 2,002	$ 7,465	$ 4,230	$ 4,753	$ 3,715
Less: Participated securities share of undistributed earnings				27	23	87
Net income available to common stockholders	$ 2,771	$ 2,002	$ 7,465	$ 4,203	$ 4,730	$ 3,628
Weighted average number of common shares - basic	9,792,032	7,279,178	8,673,106	7,218,147	7,233,783	7,065,243
Effect of dilutive securities:
Employee stock-based compensation awards and warrants	568,269	286,061	421,585	286,061	286,161	140,466
Weighted average number of common shares - diluted	10,360,301	7,565,239	9,094,691	7,504,208	7,519,944	7,205,709
Basic earnings per common share	$ 0.28	$ 0.28	$ 0.86	$ 0.58	$ 0.65	$ 0.51
Diluted earnings per common share	$ 0.27	$ 0.26	$ 0.82	$ 0.56	$ 0.63	$ 0.50
Anti-dilutive warrants and stock options	7,246	261,475	78,490	261,475	261,225	294,475